Grupo Santander - TSD Banking Group plc, Assets Acquired and Liabilities Assumed (Details) € in Millions, £ in Millions	Jun. 30, 2026 EUR (€)	Apr. 30, 2026 EUR (€)	Apr. 30, 2026 GBP (£)	Dec. 31, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 13,143			€ 11,958
TSB Banking Group Limited
Disclosure of detailed information about business combination [line items]
Cash and balances with central banks		€ 5,270
Financial instruments		3,953
Deposits with credit institutions		223
Loans to customers		41,583
Financial assets at fair value through other comprehensive income		517
Intangible assets (*)		427
Tangible assets		169
Other assets		205
Total assets		52,347
Cash and balances with central banks		689
Financial instruments		614
Loans from customers		40,483
Debt securities in issue and other financial liabilities		5,603
Subordinated debt		345
Other liabilities		1,778
Total liabilities		49,512
Net assets / (liabilities)		2,835
Consideration transferred for the business combination		3,318	£ 2,867
Other equity instruments acquired		294
Goodwill		777
Customer-related intangible assets recognised as of acquisition date		€ 393